Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Line of Credit

NOTE 8 – LINE OF CREDIT

On October 9, 2019, Orbital Satcom Corp., entered into a short-term loan agreement for $29,000, with Amazon. The one-year term loan is paid monthly, has an interest rate of 9.72%, with late payment penalty interest of 11.72%. For the three months ended March 31, 2021 and 2020, the Company recorded interest expense of $0 and $467, respectively. The short-term line of credit balance as of March 31, 2021 and December 31, 2020, was $0 and $0.

NOTE 8 – LINE OF CREDIT

On October 9, 2019, Orbital Satcom Corp., entered into a short-term loan agreement for $29,000, with Amazon. The one-year term loan is paid monthly, has an interest rate of 9.72%, with late payment penalty interest of 11.72%. For the years ended December 31, 2020 and 2019, the Company recorded interest expense of $952 and $574, respectively. The short-term line of credit balance as of December 31, 2020 and 2019, was $0 and $24,483.